Long-term borrowings	12 Months Ended
Dec. 31, 2020
Aegon N.V [member]
Statement [LineItems]
Long-term borrowings
17 Long-term borrowings

	2020	2019
Remaining terms less than 1 year	-	-
Remaining terms 1 - 5 years	498	497
Remaining terms 5 - 10 years	-	-
Remaining terms over 10 years	720	760
At December 31	1,218	1,257

Fair value of long-term borrowings	1,766	1,728
The repayment periods of borrowings vary from 3 years up to 18 years. The interest rates vary from 1.000% to 6.625% per annum.